DERIVATIVE LIABILITY	3 Months Ended	12 Months Ended
	Nov. 30, 2021	Aug. 31, 2021
DERIVATIVE LIABILITY
NOTE 10 - DERIVATIVE LIABILITY

NOTE 11 - DERIVATIVE LIABILITY

As discussed on Note 4 - Exchange Agreement, the Company exchanged the preferred stock warrants and convertible notes payable for Series B Preferred Stock. As a result of the agreement, the derivative liability was reduced to $-0-.

Preferred Stock Warrants

During the year ended August 31, 2018, the Company issued a total of 27,532 warrants to purchase common stock as part of its preferred stock offering. The warrants are exercisable for a period of three years at $50.82 per share. Additionally, the warrant holder is entitled to a cashless exercise after nine months from issuance in which the holder is entitled to receive a number of shares equal to: [A] the number of outstanding warrant shares under the original issuance multiplied by [B] the greater of the trailing five day volume weighted average price less [A] the number of outstanding warrant shares under the original issuance multiplied by [C] the exercise price of the warrant under the original issuance divided by [D] the lesser of the arithmetic average of the volume weighted average price during the five trailing trading days or the volume weighted average price for the trading day immediately prior to the cashless exercise election. For clarity, the resulting formula is [(A x B) - (A x C)] / D.

The Company analyzed the conversion features of the cashless exercise feature in the warrants issued for derivative accounting consideration under ASC 815-15 “Derivatives and Hedging” and determined that the embedded features should be classified as a derivative liability because the exercise price of these warrants are subject to a variable rate. The Company has determined that warrants are not considered to be solely indexed to the Company’s own stock and is therefore not afforded equity treatment. In accordance with ASC 815, the Company has recorded a derivative liability.

Upon issuance, the Company valued the derivative using a Black-Scholes model yielding a total value of $674,012 which was expensed during the year ended August 31, 2018. The Company used the following assumptions upon initial measurement: value per common share of $27.72, a remaining life of 3.0 years, an exercise price of $50.82, a risk-free rate of 2.77% and volatility of 195%. As discussed on Note 4 - Exchange Agreement, the Company exchanged the preferred stock warrants and convertible notes payable for Series B Preferred Stock. As a result of the agreement, the preferred stock warrants were reduced to -0-.

Convertible Notes Payable

As discussed in Note 7 - Notes Payable, the Company signed various convertible promissory note with an investor as follows:

On August 27, 2019, the Company signed a $30,000 convertible promissory note with an investor. The note principal and interest are convertible into shares of common stock at a 25% discount to the lowest traded price of the Company’s common stock during the 10 prior trading days including the day the notice of conversion is received by the Company.

The Company analyzed the conversion feature and determined it meets the definition of a derivative liability instrument because the conversion rate is variable and therefore does not meet the “fixed-for-fixed” criteria outlined in ASC 815-40-15. As a result, the conversion features of the notes are recorded as a derivative liability at fair value and marked-to-market each period with the changes in fair value each period charged or credited to other income (expense).

Upon issuance, the Company valued the derivative using a Monte Carlo simulation model yielding a total value of $50,277 which was recorded as a derivative liability during the year ended August 31, 2019. The Company used the following assumptions upon initial measurement: value per common share of $2.74, a remaining life of 6 months, an exercise price of $1.30, a risk-free rate of 1.98% and volatility of 287%. In addition, the Company calculated the derivative discount as the difference between the conversion price and the fair market value of the Company’s common stock on the date of issuance. The Company recorded an original issue discount of $3,000 and a derivative discount of $27,000 which aggregated a total discount of $30,000 and was recorded as a discount in the accompanying consolidated balance sheet. On the date of issuance, a net loss of $23,277 was recorded in the accompanying statement of operations.

On November 25, 2019, the Company signed a $140,000 convertible promissory note with an investor. The note principal and interest are convertible into shares of common stock at a 35% discount to the lowest traded price of the Company’s common stock during the 10 prior trading days including the day the notice of conversion is received by the Company.

The Company analyzed the conversion feature and determined it meets the definition of a derivative liability instrument because the conversion rate is variable and therefore does not meet the “fixed-for-fixed” criteria outlined in ASC 815-40-15. As a result, the conversion features of the notes are recorded as a derivative liability at fair value and marked-to-market each period with the changes in fair value each period charged or credited to other income (expense).

Upon issuance, the Company valued the derivative using a Monte Carlo simulation model yielding a total value of $172,608 which was recorded as a derivative liability during the three months ended November 30, 2019. The Company used the following assumptions upon initial measurement: value per common share of $1.54, a remaining life of 6 months, an exercise price of $0.93, a risk-free rate of 1.61% and volatility of 275%. In addition, the Company calculated the derivative discount as the difference between the conversion price and the fair market value of the Company’s common stock on the date of issuance. The Company recorded an original issue discount of $14,000 and a derivative discount of $126,000 which aggregated a total discount of $140,000 and was recorded as a discount in the accompanying consolidated balance sheet. On the date of issuance, a net loss of $46,608 was recorded in the accompanying statement of operations.

On January 27, 2020, the Company signed a $555,000 convertible promissory note with an investor. The note principal and interest are convertible into shares of common stock at a 35% discount to the lowest traded price of the Company’s common stock during the 10 prior trading days including the day the notice of conversion is received by the Company.

The Company analyzed the conversion feature and determined it meets the definition of a derivative liability instrument because the conversion rate is variable and therefore does not meet the “fixed-for-fixed” criteria outlined in ASC 815-40-15. As a result, the conversion features of the notes are recorded as a derivative liability at fair value and marked-to-market each period with the changes in fair value each period charged or credited to other income (expense).

Upon issuance, the Company valued the derivative using a Monte Carlo simulation model yielding a total value of $929,300 which was recorded as a derivative liability during the three months ended February 29, 2020. The Company used the following assumptions upon initial measurement: value per common share of $6.65, a remaining life of 6 months, an exercise price of $3.13, a risk-free rate of 1.57% and volatility of 281%. In addition, the Company calculated the derivative discount as the difference between the conversion price and the fair market value of the Company’s common stock on the date of issuance. The Company recorded an original issue discount of $55,500 and a derivative discount of $499,500 which aggregated a total discount of $555,000 and was recorded as a discount in the accompanying consolidated balance sheet. On the date of issuance, a net loss of $429,800 was recorded in the accompanying statement of operations.

On April 27, 2020, the Company signed a $259,615 convertible promissory note with an investor. The note principal and interest are convertible into shares of common stock at $0.02 per share or a 35% discount to the lowest traded price of the Company’s common stock during the 10 prior trading days including the day the notice of conversion is received by the Company.

The Company analyzed the conversion feature and determined it meets the definition of a derivative liability instrument because the conversion rate is variable and therefore does not meet the “fixed-for-fixed” criteria outlined in ASC 815-40-15. As a result, the conversion features of the notes are recorded as a derivative liability at fair value and marked-to-market each period with the changes in fair value each period charged or credited to other income (expense).

Upon issuance, the Company valued the derivative using a Monte Carlo simulation model yielding a total value of $587,772 which was recorded as a derivative liability during the three months ended May 31, 2020. The Company used the following assumptions upon initial measurement: value per common share of $3.17, a remaining life of 9 months, an exercise price of $1.28, a risk-free rate of 0.17% and volatility of 304%. In addition, the Company calculated the derivative discount as the difference between the conversion price and the fair market value of the Company’s common stock on the date of issuance. The Company recorded an original issue discount of $57,115 and a derivative discount of $202,500 which aggregated a total discount of $259,615 and was recorded as a discount in the accompanying consolidated balance sheet. On the date of issuance, a net loss of $385,272 was recorded in the accompanying statement of operations.

Derivative Liability Summary

As of November 30, 2021 and August 31, 2021, the Company had no derivative liability in the accompanying consolidated balance sheet, and (gain) loss on change in fair value of the derivative liability of $-0- and $92,642 for the three months ended November 30, 2021 and 2020, respectively, in the accompanying consolidated statement of operations. In addition, the Company amortized $-0- and $80,512 to interest accretion during the three months ended November 30, 2021 and 2020, respectively, in the accompanying consolidated statement of operations for the preferred stock warrants and derivative convertible notes payable.

NOTE 10 – DERIVATIVE LIABILITY

As discussed on Note 3 – Exchange Agreement, the Company exchanged the preferred stock warrants and convertible notes payable for Series B Preferred Stock. As a result of the agreement, the derivative liability was reduced to $-0- in the accompanying consolidate statement of operations.

Preferred Stock Warrants

During the year ended August 31, 2018, the Company issued a total of 27,532 warrants to purchase common stock as part of its preferred stock offering. The warrants are exercisable for a period of three years at $50.82 per share. Additionally, the warrant holder is entitled to a cashless exercise after nine months from issuance in which the holder is entitled to receive a number of shares equal to: [A] the number of outstanding warrant shares under the original issuance multiplied by [B] the greater of the trailing five day volume weighted average price less [A] the number of outstanding warrant shares under the original issuance multiplied by [C] the exercise price of the warrant under the original issuance divided by [D] the lesser of the arithmetic average of the volume weighted average price during the five trailing trading days or the volume weighted average price for the trading day immediately prior to the cashless exercise election. For clarity, the resulting formula is [(A x B) – (A x C)] / D.

The Company analyzed the conversion features of the cashless exercise feature in the warrants issued for derivative accounting consideration under ASC 815-15 “Derivatives and Hedging” and determined that the embedded features should be classified as a derivative liability because the exercise price of these warrants are subject to a variable rate. The Company has determined that warrants are not considered to be solely indexed to the Company’s own stock and is therefore not afforded equity treatment. In accordance with ASC 815, the Company has recorded a derivative liability.

Upon issuance, the Company valued the derivative using a Black-Scholes model yielding a total value of $674,012 which was expensed during the year ended August 31, 2018. The Company used the following assumptions upon initial measurement: value per common share of $27.72, a remaining life of 3.0 years, an exercise price of $50.82, a risk-free rate of 2.77% and volatility of 195%. As discussed on Note 3 – Exchange Agreement, the Company exchanged the preferred stock warrants for Series B Preferred Stock. As a result of the agreement, the derivative liability for the preferred stock warrants was reduced to $-0- in the accompanying consolidate statement of operations.

The following table summarizes all stock warrant activity for the years ended August 31, 2021:

	Warrants	Weighted- Average Exercise Price Per Share
Outstanding, August 31, 2020	27,532	$50.82
Granted	-	-
Exercised	-	-
Forfeited	-	-
Cancelled	(27,532)	(50.82)
Outstanding, August 31, 2021	-	$-

Convertible Notes Payable

As discussed in Note 6 – Notes Payable, the Company signed various convertible promissory note with an investor as follows:

On August 27, 2019, the Company signed a $30,000 convertible promissory note with an investor. The note principal and interest are convertible into shares of common stock at a 25% discount to the lowest traded price of the Company’s common stock during the 10 prior trading days including the day the notice of conversion is received by the Company.

The Company analyzed the conversion feature and determine it meets the definition of a derivative liability instrument because the conversion rate is variable and therefore does not meet the “fixed-for-fixed” criteria outlined in ASC 815-40-15. As a result, the conversion features of the notes are recorded as a derivative liability at fair value and marked-to-market each period with the changes in fair value each period charged or credited to other income (expense).

Upon issuance, the Company valued the derivative using a Monte Carlo simulation model yielding a total value of $50,277 which was recorded as a derivative liability during the year ended August 31, 2019. The Company used the following assumptions upon initial measurement: value per common share of $2.74, a remaining life of 6 months, an exercise price of $1.30, a risk-free rate of 1.98% and volatility of 287%. In addition, the Company calculated the derivative discount as the difference between the conversion price and the fair market value of the Company’s common stock on the date of issuance. The Company recorded an original issue discount of $3,000 and a derivative discount of $27,000 which aggregated a total discount of $30,000 and was recorded as a discount in the accompanying consolidated balance sheet. On the date of issuance, a net loss of $23,277 was recorded in the accompanying statement of operations.

On November 25, 2019, the Company signed a $140,000 convertible promissory note with an investor. The note principal and interest are convertible into shares of common stock at a 35% discount to the lowest traded price of the Company’s common stock during the 10 prior trading days including the day the notice of conversion is received by the Company.

The Company analyzed the conversion feature and determine it meets the definition of a derivative liability instrument because the conversion rate is variable and therefore does not meet the “fixed-for-fixed” criteria outlined in ASC 815-40-15. As a result, the conversion features of the notes are recorded as a derivative liability at fair value and marked-to-market each period with the changes in fair value each period charged or credited to other income (expense).

Upon issuance, the Company valued the derivative using a Monte Carlo simulation model yielding a total value of $172,608 which was recorded as a derivative liability during the three months ended November 30, 2019. The Company used the following assumptions upon initial measurement: value per common share of $1.54, a remaining life of 6 months, an exercise price of $0.93, a risk-free rate of 1.61% and volatility of 275%. In addition, the Company calculated the derivative discount as the difference between the conversion price and the fair market value of the Company’s common stock on the date of issuance. The Company recorded an original issue discount of $14,000 and a derivative discount of $126,000 which aggregated a total discount of $140,000 and was recorded as a discount in the accompanying consolidated balance sheet. On the date of issuance, a net loss of $46,608 was recorded in the accompanying statement of operations.

On January 27, 2020, the Company signed a $555,000 convertible promissory note with an investor. The note principal and interest are convertible into shares of common stock at a 35% discount to the lowest traded price of the Company’s common stock during the 10 prior trading days including the day the notice of conversion is received by the Company.

The Company analyzed the conversion feature and determine it meets the definition of a derivative liability instrument because the conversion rate is variable and therefore does not meet the “fixed-for-fixed” criteria outlined in ASC 815-40-15. As a result, the conversion features of the notes are recorded as a derivative liability at fair value and marked-to-market each period with the changes in fair value each period charged or credited to other income (expense).

Upon issuance, the Company valued the derivative using a Monte Carlo simulation model yielding a total value of $929,300 which was recorded as a derivative liability during the three months ended February 29, 2020. The Company used the following assumptions upon initial measurement: value per common share of $6.65, a remaining life of 6 months, an exercise price of $3.13, a risk-free rate of 1.57% and volatility of 281%. In addition, the Company calculated the derivative discount as the difference between the conversion price and the fair market value of the Company’s common stock on the date of issuance. The Company recorded an original issue discount of $55,500 and a derivative discount of $499,500 which aggregated a total discount of $555,000 and was recorded as a discount in the accompanying consolidated balance sheet. On the date of issuance, a net loss of $429,800 was recorded in the accompanying statement of operations.

On April 27, 2020, the Company signed a $259,615 convertible promissory note with an investor. The note principal and interest are convertible into shares of common stock at $0.02 per share or a 35% discount to the lowest traded price of the Company’s common stock during the 10 prior trading days including the day the notice of conversion is received by the Company.

The Company analyzed the conversion feature and determine it meets the definition of a derivative liability instrument because the conversion rate is variable and therefore does not meet the “fixed-for-fixed” criteria outlined in ASC 815-40-15. As a result, the conversion features of the notes are recorded as a derivative liability at fair value and marked-to-market each period with the changes in fair value each period charged or credited to other income (expense).

Upon issuance, the Company valued the derivative using a Monte Carlo simulation model yielding a total value of $587,772 which was recorded as a derivative liability during the three months ended May 31, 2020. The Company used the following assumptions upon initial measurement: value per common share of $3.17, a remaining life of 9 months, an exercise price of $1.28, a risk-free rate of 0.17% and volatility of 304%. In addition, the Company calculated the derivative discount as the difference between the conversion price and the fair market value of the Company’s common stock on the date of issuance. The Company recorded an original issue discount of $57,115 and a derivative discount of $202,500 which aggregated a total discount of $259,615 and was recorded as a discount in the accompanying consolidated balance sheet. On the date of issuance, a net loss of $385,272 was recorded in the accompanying statement of operations.

Derivative Liability Summary

As of August 31, 2021 and 2020, the Company had derivative liabilities totaling $-0- and $1,454,480, respectively, in the accompanying consolidated balance sheet, and (gain) loss on change in fair value of the derivative liability of ($1,454,480) and ($301,581) for the years ended August 31, 2021 and 2020, respectively, in the accompanying consolidated statement of operations. In addition, the Company amortized $114,599 and $869,967 to interest accretion during the years ended August 31, 2021 and 2020, respectively, in the accompanying consolidated statement of operations for the preferred stock warrants and derivative convertible notes payable.